Long-Term Investments - Summary of the Group's Balances of Long-term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Long-term time deposits	¥ 8,540,152		¥ 0
Wealth management products	677,867		0
Equity method investments	318,296		317,363
Equity investments without readily determinable fair values	708,458		1,456,907
Investments in debt securities	830,966		0
Total long-term investments	11,075,739	$ 1,559,985	1,774,270
Guizhou Yushi Digital Venture Capital Partnership ("Yushi Fund") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity method investments	315,947		317,363
Plus Automation, Inc ("Plus (US)") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity investments without readily determinable fair values	648,458		0
Plus Corp ("Plus") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity investments without readily determinable fair values	0		1,100,407
Plus PRC Holding Ltd.( "Plus (CN)") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investments in debt securities	471,725		0
Jiayibingding (Beijing) E-commerce Limited ("JYBD") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity investments without readily determinable fair values	0		350,000
Investments in debt securities	352,741		0
Others [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity method investments	2,349		0
Equity investments without readily determinable fair values	60,000		6,500
Investments in debt securities	¥ 6,500		¥ 0